INCOME TAXES	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The effective tax rates for the three months ended June 30, 2021 and 2020 were 21.9% and negative 12.9%, respectively. The effective tax rates for the six months ended June 30, 2021 and 2020 were 24.4% and negative 26.9%, respectively. The 2021 effective tax rates reflect the Company’s full year estimated annual tax rate, reduced primarily by the impact of the Nikola fair market value remeasurement income being discretely taxed at a low rate, in accordance with the applicable jurisdictional tax laws. Additionally, the tax rate for the three months ended June 30, 2021 includes discrete tax benefits associated with tax rate changes related to two tax jurisdictions. The negative effective tax rates for the three and six months ended June 30, 2020 primarily resulted from the income tax benefits associated with pre-tax operational losses exceeding the income tax expense associated with the pre-tax income due to remeasuring the Company’s investment in Nikola Corporation, which was discretely calculated in accordance with the applicable jurisdictional tax laws. In addition, the income tax benefits related to the three and six months ended June 30, 2020 included no benefits related to either the goodwill impairment charge associated with the Company’s construction equipment operations or the pre-tax losses in certain jurisdictions where corresponding deferred tax assets were not recognized.
As in all financial reporting periods, the Company assessed the realizability of its deferred tax assets, which relate to multiple tax jurisdictions in all regions of the world. No assessment changes occurred during the three month period ended June 30, 2021. However, the positive earnings trend of the Company’s industrial operations in Brazil continued during the first half of 2021 and the Company is forecasting full year 2021 pre-tax profits for these operations. Additionally, later in 2021, the Company expects to update both its current year and long-term forecast with respect to these operations. Based on this information, it is possible that a change in the assessment could occur with respect to recognizing the deferred tax assets of these operations within the next twelve months and possibly during the second half of 2021. Such an assessment change would likely have a material impact on the Company’s results of operations consistent with disclosures previously made in the Company’s annual report on Form 20-F for the year ended December 31, 2020.